Investment by Parent	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Investments, All Other Investments [Abstract]
Investment by Parent

6.	Investment by Parent

The Company was dependent upon the Parent for all of its working capital and financing requirements as the Parent has historically used a centralized approach for cash management and financing its operations. The financial transactions relating to the Company were reflected through the Parent’s net investment account. The Parent’s net contributions from the Company as a result of the carve-out process were approximately $712,000 for the six months ended December 31, 2025 and Parent’s net contributions to the Company were approximately $203,000 for the six months ended December 31, 2024.

6.	Investment by Parent

The Company was dependent upon the Parent for all of its working capital and financing requirements as the Parent has historically used a centralized approach for cash management and financing its operations. The financial transactions relating to the Company were reflected through the Parent’s net investment account. The Parent’s net contributions to the Company as a result of the carve-out process were approximately $1,157,000 and 1,867,000 for the years ended June 30, 2025 and 2024, respectively.